Vessels, Port Terminal and Other Fixed Assets, Net	6 Months Ended
Jun. 30, 2018
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET [Abstract]
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

NOTE 3: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

Vessels, Port Terminals and Other Fixed Assets, net	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2017	$2,553,047	$(743,822)	$1,809,225
Additions	5,111	(47,818)	(42,707)
Impairment losses	(48,007)	35,926	(12,081)
Vessel disposals	(7,682)	—	(7,682)
Other disposals	(156)	137	(19)
Write offs	(34)	—	(34)
Vessel acquisition	10,255	(53)	10,202
Transfers from deposits for vessels, port terminal and other fixed assets, net	32,032	—	32,032
Balance June 30, 2018	$2,544,566	$(755,630)	$1,788,936

Deposits for Vessels, Port Terminal and Other Fixed Assets Acquisitions

During the first quarter of 2018, three new pushboats were delivered to Navios Logistics. As of June 30, 2018, a total of $32,032 had been transferred to “Vessels, port terminals and other fixed assets, net” in the consolidated balance sheets of which capitalized interest amounted to $3,874. As of December 31, 2017, Navios Logistics had paid $30,708 for the construction of the three new pushboats.

Navios Logistics has signed a shipbuilding contract for the construction of a river and estuary tanker for a total consideration of $14,443 (€12,400). As of June 30, 2018 and December 31, 2017, Navios Logistics had paid $8,255 and $6,141, respectively (including supervision cost). Capitalized interest included in deposits for vessels, port terminals and other fixed assets for the construction of this tanker amounted to $466 and $205 as of June 30, 2018 and December 31, 2017, respectively. The vessel was delivered in the third quarter of 2018. Pursuant to this acquisition Navios Logistics entered into a credit agreement with the shipbuilder for an amount of $7,222 (€6,200) to finance the 50% of the purchase price of the tanker vessel.

Impairment losses

In July 2018, Navios Holdings completed the sale to an unrelated third party of the Navios Achilles, a 2001 built, 52,063 dwt vessel, for a total net sale price of $8,085 paid in cash. As of June 30, 2018, Navios Holdings total impairment loss recognized due to the sale amounted to $6,595 (including $748 remaining carrying balance of dry dock and special survey costs).

In March 2018, Navios Holdings completed the sale to an unrelated third party of the Navios Herakles, a 2001 built, 52,061 dwt vessel, for a total net sale price of $7,682 paid in cash. The impairment loss due to the sale amounted to $6,715 (including $481 remaining carrying balance of dry dock and special survey costs).

Vessel acquisitions

In February 2018, Navios Holdings acquired from an unrelated third party, a previously chartered-in vessel, Navios Equator Prosper, a 2000 built, 171,191 dwt vessel, for a total acquisition cost of $10,255 which was paid in cash.

Navios Logistics

On September 4, 2017, Navios Logistics signed an agreement for the construction of covers for dry barges for a total consideration of $1,115. As of June 30, 2018, Navios Logistics had paid the whole amount (as of December 31, 2017, Navios Logistics had paid $629).

In February 2017, two fully depreciated self-propelled barges of Navios Logistics’ fleet, Formosa and San Lorenzo, were sold for a total amount of $1,109, to be paid in cash. Sale price will be received in installments in the form of lease payments through 2023. The barges may be transferred at the lessee’s option at no cost at the end of the lease period.